Non-current assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest capitalized, Vessels under Construction	$ 0	$ 2,423,717
Vessels Scrap Value Per Lightweight Ton	$ 300	$ 300